SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		23-2003332
EBP, Plan Number		002
Total investments at fair value		$ 512,159,565	[1]	$ 415,726,920
Participant Loans Interest rates ranging from 4.25% to 9.50%; various maturities through November 2040		4,535,545	[1],[2]	$ 4,031,289
Total	[1]	$ 516,695,110
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from Participants outstanding		9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from Participants outstanding		4.25%
Investment, Identifier [Axis]: CC&L Q International Equity CIT Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	$ 12,587,966
Investment, Identifier [Axis]: Fidelity Cash Reserves Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1],[2]	2,006
Investment, Identifier [Axis]: Galliard Stable Return Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	11,666,437
Investment, Identifier [Axis]: JP Morgan U.S. Active Core Equity Fund Class CF-X2
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	62,539,160
Investment, Identifier [Axis]: Prudential Core Plus Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	6,888,241
Investment, Identifier [Axis]: Spartan International Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	12,794,111
Investment, Identifier [Axis]: Spartan Total Market Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	67,821,950
Investment, Identifier [Axis]: Urban Outfitters, Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1],[2]	20,757,774
Investment, Identifier [Axis]: Vanguard Inflation Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	1,156,717
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	2,316,127
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	3,419,730
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	11,651,476
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	13,955,785
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	31,726,398
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	25,795,550
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	87,692,922
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	63,196,817
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	38,772,315
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	10,935,130
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	659,182
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	4,095,968
Investment, Identifier [Axis]: Vanguard Total Bond Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	6,940,650
Investment, Identifier [Axis]: William Blair Small-Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	[1]	$ 14,787,153

[1]	Cost information is not required for participant directed investments and therefore, is not included
[2]	Party-in-interest as defined by ERISA